UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    InView Investment Management, LLC
Address: 205 North Michigan Avenue, Suite 2550

         Chicago, IL  60601

13F File Number:  28-12238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glenn Kleczka
Title:     Chief Executive Officer & Managing Director
Phone:     312-630-3470

Signature, Place, and Date of Signing:

     /s/Glenn Kleczka     Chicago, IL     October 28, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     56

Form13F Information Table Value Total:     $264,116 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EQTY INVT LIFE HLD    COM              025676206     6033   589186 SH       SOLE                   265414        0   323772
APOLLO COML REAL EST FIN INC   COM              03762U105     4009   249490 SH       SOLE                   112630        0   136860
ARES CAP CORP                  COM              04010L103     6327   404294 SH       SOLE                   182129        0   222165
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     4096   291148 SH       SOLE                   130461        0   160687
AVISTA CORP                    COM              05379B107     5995   287124 SH       SOLE                   129310        0   157814
AVNET INC                      COM              053807103     3697   136882 SH       SOLE                    61422        0    75460
BE AEROSPACE INC               COM              073302101     6552   216154 SH       SOLE                   100438        0   115716
BEBE STORES INC                COM              075571109     2213   306969 SH       SOLE                   138583        0   168386
BIO RAD LABS INC               CL A             090572207     5149    56887 SH       SOLE                    25627        0    31260
BRINKER INTL INC               COM              109641100     3920   207832 SH       SOLE                    93158        0   114674
BRONCO DRILLING CO INC         COM              112211107      528   133087 SH       SOLE                    59668        0    73419
BROOKS AUTOMATION INC          COM              114340102     2676   398831 SH       SOLE                   178410        0   220421
CEDAR SHOPPING CTRS INC        COM NEW          150602209      985   162000 SH       SOLE                    73753        0    88247
CHRISTOPHER & BANKS CORP       COM              171046105     4477   565936 SH       SOLE                   254902        0   311034
CMS ENERGY CORP                COM              125896100     6085   337662 SH       SOLE                   151272        0   186390
COLUMBUS MCKINNON CORP N Y     COM              199333105     1917   115562 SH       SOLE                    52092        0    63470
COMSTOCK RES INC               COM NEW          205768203     6026   267940 SH       SOLE                   120970        0   146970
COUSINS PPTYS INC              COM              222795106     3055   427852 SH       SOLE                   193135        0   234717
CROWN HOLDINGS INC             COM              228368106    13265   462852 SH       SOLE                   208199        0   254653
CSG SYS INTL INC               COM              126349109     5576   305853 SH       SOLE                   138083        0   167770
DEAN FOODS CO NEW              COM              242370104     2567   251388 SH       SOLE                   112868        0   138520
DELUXE CORP                    COM              248019101     6903   360869 SH       SOLE                   162927        0   197942
DIANA SHIPPING INC             COM              Y2066G104     4626   364249 SH       SOLE                   163569        0   200680
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106     4459   112045 SH       SOLE                    50348        0    61697
ENPRO INDS INC                 COM              29355X107     6933   221636 SH       SOLE                    99246        0   122390
FLEXTRONICS INTL LTD           ORD              Y2573F102     6785  1123290 SH       SOLE                   506019        0   617271
FOREST OIL CORP                COM PAR $0.01    346091705     5546   186718 SH       SOLE                    84143        0   102575
FRESH DEL MONTE PRODUCE INC    ORD              G36738105     3423   157743 SH       SOLE                    70824        0    86919
GIBRALTAR INDS INC             COM              374689107      827    92053 SH       SOLE                    41663        0    50390
HAIN CELESTIAL GROUP INC       COM              405217100     5015   209151 SH       SOLE                    94681        0   114470
KELLY SVCS INC                 CL A             488152208     3402   290003 SH       SOLE                   130598        0   159405
LITTELFUSE INC                 COM              537008104     9352   214010 SH       SOLE                    96429        0   117581
MATRIX SVC CO                  COM              576853105     3489   398336 SH       SOLE                   179619        0   218717
MEADOWBROOK INS GROUP INC      COM              58319P108     7493   835383 SH       SOLE                   377095        0   458288
MEADWESTVACO CORP              COM              583334107     3979   163220 SH       SOLE                    73268        0    89952
MEREDITH CORP                  COM              589433101     3006    90257 SH       SOLE                    40473        0    49784
MFA FINANCIAL INC              COM              55272X102     9436  1236695 SH       SOLE                   554673        0   682022
NATIONAL PENN BANCSHARES INC   COM              637138108     2453   392535 SH       SOLE                   176187        0   216348
NEWELL RUBBERMAID INC          COM              651229106     6331   355462 SH       SOLE                   160406        0   195056
OMNICARE INC                   COM              681904108     4739   198437 SH       SOLE                    89137        0   109300
OWENS ILL INC                  COM NEW          690768403     7940   282957 SH       SOLE                   127205        0   155752
PARAGON SHIPPING INC           CL A             69913R309     2195   556982 SH       SOLE                   250112        0   306870
PATTERSON UTI ENERGY INC       COM              703481101     2424   141908 SH       SOLE                    63618        0    78290
PENSON WORLDWIDE INC           COM              709600100     1959   392421 SH       SOLE                   176953        0   215468
PHARMACEUTICAL PROD DEV INC    COM              717124101     4585   184969 SH       SOLE                    83489        0   101480
PORTLAND GEN ELEC CO           COM NEW          736508847     4388   216356 SH       SOLE                    97566        0   118790
SAKS INC                       COM              79377W108     1356   157656 SH       SOLE                    71516        0    86140
SEAGATE TECHNOLOGY PLC         SHS              G7945M107     6723   570959 SH       SOLE                   256805        0   314154
SHAW GROUP INC                 COM              820280105     6147   183151 SH       SOLE                    82521        0   100630
SKECHERS U S A INC             CL A             830566105     6453   274724 SH       SOLE                   123830        0   150894
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109     4638   232714 SH       SOLE                   104674        0   128040
STAGE STORES INC               COM NEW          85254C305     5565   428058 SH       SOLE                   193226        0   234832
SYNOVUS FINL CORP              COM              87161C105     3172  1289266 SH       SOLE                   580506        0   708760
TAYLOR CAP GROUP INC           COM              876851106      704    61347 SH       SOLE                    27645        0    33702
TECH DATA CORP                 COM              878237106     6980   173198 SH       SOLE                    78072        0    95126
TOWER GROUP INC                COM              891777104     5542   237360 SH       SOLE                   106898        0   130462